As filed with the Securities and Exchange Commission on January 9, 2024
Securities Act File No. 333-276148
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-2
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. 1	☒
Post-Effective Amendment No.	☐
Nuveen Churchill Direct Lending Corp.
(Exact Name of Registrant as Specified in Charter)
375 Park Avenue, 9th Floor
New York, New York 10152
(Address of Principal Executive Offices)
(212) 478-9200
(Registrant’s Telephone Number, including Area Code)
John McCally
General Counsel
Churchill Asset Management LLC
8500 Andrew Carnegie Blvd
Charlotte, NC 28262
(Name and Address of Agent for Service)
WITH COPIES TO:

Steven B. Boehm, Esq. Payam Siadatpour, Esq. Owen J. Pinkerton, Esq. Sara Sabour Nasseri, Esq. Eversheds Sutherland (US) LLP 700 Sixth Street, NW Washington, DC 20004 Tel: (202) 383-0100	Paul D. Tropp, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, NY 10036 Tel: (212) 596-9000
Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.
☐	Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.
☐	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.
☐	Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.
☐	Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.
It is proposed that this filing will become effective (check appropriate box)

☐	when declared effective pursuant to Section 8(c) of the Securities Act.
If appropriate, check the following box:

☐	This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].
☐	This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: _______.
☐	This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:_______.
☐	This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:_______.
Check each box that appropriately characterizes the Registrant:

☐	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).
☒	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).
☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).
☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).
☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).
☒	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).
☐	If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.
☐	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).
The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE
This Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 (File No. 333-276148) of Nuveen Churchill Direct Lending Corp. (as amended, the “Registration Statement”) is being filed solely for the purpose of filing Exhibits (h) and (l) to the Registration Statement. No changes have been made to Part A or Part C of the Registration Statement, other than Item 25(2) of Part C as set forth below. Accordingly, this Pre-Effective Amendment No. 1 consists only of the facing page, this explanatory note and Item 25(2) of the Registration Statement setting forth the exhibits to the Registration Statement. The contents of the Registration Statement are hereby incorporated by reference.

PART C
Other Information
Item 25. Financial Statements and Exhibits
(1)Financial Statements
The following consolidated financial statements of Nuveen Churchill Direct Lending Corp. are provided in Part A of this Registration Statement:
(2)Exhibits

Exhibit Number	Description
(a)(1)
Articles of Amendment and Restatement, dated December 26, 2019 (incorporated by reference to Exhibit 3.2 to Amendment No. 1 to the Company’s Registration Statement on Form 10 filed on January 29, 2020).

(a)(2)	Articles of Amendment, dated June 1, 2020 (incorporated by reference to Exhibit 3.1 to the Company’s Current Report on Form 8-K filed on June 2, 2020).

(b)(1)	Bylaws, dated November 6, 2019 (incorporated by reference to Exhibit 3.3 to Amendment No. 1 to the Company’s Registration Statement on Form 10 filed on January 29, 2020).

(b)(2)
Certificate of Merger of Churchill Middle Market CLO V Ltd., dated December 30, 2019 (incorporated by reference to Exhibit 3.4 to Amendment No. 1 to the Company’s Registration Statement on Form 10 filed on January 29, 2020).

(c)	Not Applicable

(d)(1)	Form of Subscription Agreement (incorporated by reference to Exhibit 4.1 to Amendment No. 1 to the Company’s Registration Statement on Form 10 filed on January 29, 2020).

(d)(2)	Form of Stock Certificate (incorporated by reference to Exhibit 4.2 to Amendment No. 1 to the Company’s Registration Statement on Form 10 filed on January 29, 2020).

(e)	Dividend Reinvestment Plan (incorporated by reference to Exhibit 10.5 to Amendment No. 1 to the Company’s Registration Statement on Form 10 filed on January 29, 2020).

(f)	Not Applicable

(g)(1)
Investment Advisory Agreement between Nuveen Churchill BDC Inc. and Nuveen Churchill Advisors LLC, dated December 31, 2019 (incorporated by reference to Exhibit 10.1 to Amendment No. 1 to the Company’s Registration Statement on Form 10 filed on January 29, 2020).

(g)(2)
Third Amended and Restated Sub-Advisory Agreement by and between Nuveen Churchill Advisors LLC and Churchill Asset Management LLC, dated March 8, 2022 (incorporated by reference to Exhibit 99.1 to the Company’s Annual Report on Form 10-K filed on March 8, 2022).

(h)	Form of Underwriting Agreement*

(i)	Not Applicable

(j)
Custody Agreement by and between Nuveen Churchill BDC Inc. and U.S. Bank National Association, dated December 19, 2019 (incorporated by reference to Exhibit 10.4 to Amendment No. 1 to the Company’s Registration Statement on Form 10 filed on January 29, 2020).

(k)(1)
Administration Agreement between Nuveen Churchill BDC Inc. and Nuveen Churchill Administration LLC, dated December 31 2019 (incorporated by reference to Exhibit 10.3 to Amendment No. 1 to the Company’s Registration Statement on Form 10 filed on January 29, 2020).

(k)(2)
Expense Support Agreement between Nuveen Churchill BDC Inc. and Nuveen Churchill Advisors LLC, dated December 31, 2019 (incorporated by reference to Exhibit 10.6 to Amendment No. 1 to the Company’s Registration Statement on Form 10 filed on January 29, 2020).

(k)(3)
Transfer Servicing Agreement between Nuveen Churchill BDC Inc. and U.S. Bancorp Fund Services, LLC, dated December 20, 2019 (incorporated by reference to Exhibit 10.7 to Amendment No. 1 to the Company’s Registration Statement on Form 10 filed on January 29, 2020).

(k)(4)
Revolving Credit Agreement, dated as of September 10, 2020, by and among Nuveen Churchill Direct Lending Corp., as the borrower, Sumitomo Mitsui Banking Corporation, as the administrative agent, and the lenders (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on September 15, 2020).

(k)(5)
First Amendment to Revolving Credit Agreement, dated as of September 1, 2022, by and among Nuveen Churchill Direct Lending Corp. as the borrower, the banks and financial institutions listed therein, and Sumitomo Mitsui Banking Corporation, as the administrative agent, letter of credit issuer and a lender (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on September 7, 2022).

(k)(6)
Second Amendment to the Amended and Restated Loan and Security Agreement, dated as of March 31, 2022, by and among Nuveen Churchill BDC SPV I, LLC as borrower, Nuveen Churchill Direct Lending Corp., as the collateral manager, the Lenders, Wells Fargo Bank, National Association, as administrative agent, and U.S. Bank National Association, as collateral agent and custodian (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on April 5, 2022).

(k)(7)
Borrower Joinder Agreement, dated as of May 5, 2022, among Nuveen Churchill BDC SPV I, LLC, Nuveen Churchill BDC SPV III, LLC and Wells Fargo Bank, National Association, as the administrative agent (incorporated by reference to Exhibit 10.3 to the Company’s Quarterly Report on Form 10-Q filed on May 10, 2022).

(k)(8)
Form of Omnibus Amendment to Transaction Documents, dated as of October 28, 2020, by and among Nuveen Churchill BDC SPV I LLC, as borrower, Nuveen Churchill Direct Lending Corp., as collateral manager and equity investor, and Wells Fargo Bank, National Association, as administrative agent and lender (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on October 30, 2020).

(k)(9)
Form of Loan and Servicing Agreement, dated November 24, 2020, by and among Nuveen Churchill BDC SPV II, LLC, as the borrower, Nuveen Churchill Direct Lending Corp., as the servicer, Sumitomo Mitsui Banking Corporation, as the administrative agent, the collateral agent, and the lender, and U.S. Bank National Association, as the collateral custodian and the account bank (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on November 30, 2020).

(k)(10)
First Amendment to the Loan and Servicing Agreement, dated as of December 23, 2021, by and among Nuveen Churchill BDC SPV II, LLC, as the borrower, the Company, as the servicer, Sumitomo Mitsui Banking Corporation, as the administrative agent, the collateral agent, and the lender, and U.S. Bank National Association, as the collateral administrator, the collateral custodian and the account bank (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on December 28, 2021).

(k)(11)
Second Amendment to Loan and Servicing Agreement, dated as of June 29, 2022, by and among Nuveen Churchill BDC SPV II, LLC, as the borrower, Nuveen Churchill Direct Lending Corp., as the servicer, Sumitomo Mitsui Banking Corporation, as the lender and the administrative agent, U.S. Bank Trust Company, National Association, as the collateral administrator, and U.S. Bank National Association, as the account bank and the collateral custodian (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on July 5, 2022).

(k)(12)
Amended and Restated Loan and Servicing Agreement, dated as of October 13, 2023, by and among each of the borrowers from time to time party hereto, as the borrower, Nuveen Churchill Direct Lending Corp., as the servicer, Sumitomo Mitsui Banking Corporation, as the administrative agent, collateral agent, and as the lender, U.S. Bank Trust Company, National Association, as the collateral manager, and U.S. Bank National Association as the collateral custodian and as the account bank (incorporated by reference to Exhibit 10.1 to the Company’s Quarterly Report on Form 10-Q filed on October 30, 2023).

(k)(13)
Purchase and Placement Agreement by and among, Churchill NCDLC CLO-I LLC, Wells Fargo Securities, LLC, as initial purchaser and NatWest Markets Plc, as co-placement agent (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on April 22, 2022).

(k)(14)
Indenture and Security Agreement, dated as of May 20, 2022, by and between Churchill NCDLC CLO-I, LLC, as issuer, and U.S. Bank Trust Company, National Association, trustee (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on May 25, 2022).

(k)(15)
Collateral Management Agreement, dated as of May 20, 2022, by and between Churchill NCDLC CLO-I, LLC, as issuer, and Nuveen Churchill Direct Lending Corp., as collateral manager (incorporated by reference to Exhibit 10.2 to the Company’s Current Report on Form 8-K filed on May 25, 2022).

(k)(16)
Class A-L Loan Agreement, dated May 20, 2022, by and among Churchill NCDLC CLO-I, LLC, as borrower, U.S. Bank Trust Company, National Association, as loan agent and as trustee under the indenture, and each of the Class A-L lenders party thereto (incorporated by reference to Exhibit 10.3 to the Company’s Current Report on Form 8-K, filed on May 25, 2022).

(k)(17)
Senior Secured Revolving Credit Agreement, dated as of June 23, 2023, by and among Nuveen Churchill Direct Lending Corp., as the borrower, Sumitomo Mitsui Banking Corporation, as the administrative agent and the lenders (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on June 28, 2023).

(k)(18)
Indenture and Security Agreement, dated as of December 7, 2023, by and between Churchill NCDLC CLO-II, LLC, as issuer, and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on December 12, 2023).

(k)(19)
Placement Agreement, dated as of December 7, 2023, by and among Churchill NCDLC CLO-II, LLC, as issuer, SMBC Nikko Securities America, Inc., as placement agent, and Capital One Securities, Inc., as co-placement agent (incorporated by reference to Exhibit 10.2 to the Company’s Current Report on Form 8-K filed on December 12, 2023).

(k)(20)
Collateral Management Agreement, dated as of December 7, 2023, by and between Churchill NCDLC CLO-II, LLC, as issuer, and Nuveen Churchill Direct Lending Corp., as collateral manager (incorporated by reference to Exhibit 10.3 to the Company’s Current Report on Form 8-K filed on December 12, 2023).

(k)(21)
Class A-L-A Loan Agreement, dated December 7, 2023, by and among Churchill NCDLC CLO-II, LLC, as borrower, U.S. Bank Trust Company, National Association, as loan agent and as trustee under the indenture and security agreement, and each of the Class A-L-A Lenders party thereto (incorporated by reference to Exhibit 10.4 to the Company’s Current Report on Form 8-K filed on December 12, 2023).

(k)(22)
Class A-L-B Loan Agreement, dated December 7, 2023, by and among Churchill NCDLC CLO-II, LLC, as borrower, U.S. Bank Trust Company, National Association, as loan agent and as trustee under the indenture and security agreement, and each of the Class A-L-B Lenders party thereto (incorporated by reference to Exhibit 10.5 to the Company’s Current Report on Form 8-K filed on December 12, 2023).

(l)	Opinion and Consent of Eversheds Sutherland (US) LLP*

(m)	Not Applicable

(n)(1)	Consent of PricewaterhouseCoopers LLP (incorporated by reference to Exhibit (n)(1) to the Company’s Registration Statement on Form N-2 (File No. 333-276148) filed on December 19, 2023).

(n)(2)
Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, with respect to the “Senior Securities” table (incorporated by reference to Exhibit (n)(2) to the Company’s Registration Statement on Form N-2 (File No. 333-276148) filed on December 19, 2023).

(o)	Not Applicable

(p)	Not Applicable

(q)	Not Applicable

(r)(1)	Code of Ethics of Nuveen, LLC (incorporated by reference to Exhibit 14.2 to the Company’s Annual Report on Form 10-K filed on March 9, 2023).

(r)(2)	Independent Director Code of Ethics of Nuveen Churchill Direct Lending Corp. (incorporated by reference to Exhibit 14.1 to the Company’s Annual Report on Form 10-K filed on March 9, 2023).

(s)	Calculation of Filing Fee Table (incorporated by reference to Exhibit (s) to the Company’s Registration Statement on Form N-2 (File No. 333-276148) filed on December 19, 2023).

(t)	Power of Attorney (incorporated by reference to the Company’s Registration Statement on Form N-2 (File No. 333-176148) filed on December 19, 2023).

101.INS	Inline XBRL Instance Document.

101.SCH	Inline XBRL Taxonomy Extension Schema Document.

101.CAL	Inline XBRL Taxonomy Extension Calculation Linkbase Document.

101.DEF	Inline XBRL Taxonomy Extension Definition Linkbase Document.

101.LAB	Inline XBRL Taxonomy Extension Label Linkbase Document.

101.PRE	Inline XBRL Taxonomy Extension Presentation Linkbase Document.

104	Cover Page Interactive Data File (formatted as Inline XBRL and contained in Exhibit 101).
__________________
*Filed herewith

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 9th day of January, 2024.

NUVEEN CHURCHILL DIRECT LENDING CORP.
By:	/s/ Kenneth Kencel
	Name:	Kenneth Kencel
	Title:	President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities indicated on January 9, 2024.

Name	Title

/s/ Kenneth Kencel	Chief Executive Officer, President and Chairman of the Board of Directors
Kenneth Kencel

/s/ Shaul Vichness	Chief Financial Officer and Treasurer
Shaul Vichness

*	Director
Reena Aggarwal

*	Director
David Kirchheimer

*	Director
Kenneth Miranda

*	Director
Michael Perry

*	Director
Stephen Potter

*	Director
James Ritchie
*Signed by John D. McCally pursuant to a power of attorney signed by each individual and filed with this Registration Statement on Form N-2 on December 19, 2023.